Pensions and post-retirement benefits - Disclosure of income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Current service cost	£ 165	£ 227	£ 247
Net finance (income)/cost	(222)	(122)	(26)
Past service cost	0	20	0
Other movements	3	3	3
Total	£ (54)	£ 128	£ 224